Basis of preparation (Details Narrative)		1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) Number	Nov. 30, 2021 Number	Apr. 30, 2020 EUR (€)	Apr. 30, 2020 USD ($)	Jun. 30, 2022 EUR (€) € / shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Jun. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents					€ 336,200,000
Refund liabilities					209,274,000		€ 254,581,000			€ 111,426,000
Contract liabilities					124,821,000		128,758,000			€ 89,636,000
Other revenue					59,889,000	€ 15,740,000
Non-current assets					221,330,000		231,520,000
Refund liabilities non current					66,689,000		158,970,000
Revenue from sale of goods					33,335,000	€ 31,762,000
Debt financing agreement principal amount					54,100,000
Debt financing agreement additional principal amount					€ 18,200,000
Borrowings, interest rate					9.95%			9.95%
Borrowings, interest rate, annual basis					10.09%			10.09%
Loans received					€ 72,400,000		54,100,000
Carrying amount of loan received					71,000,000.0		49,700,000
Valneva Scotland Ltd. [member]
IfrsStatementLineItems [Line Items]
Research and Development Funding					20,000,000
Research and Development Funding COVID Grant					12,500,000
Research and Development Funding chik Grant					7,500,000
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Debt financing agreement principal amount | $								$ 60,000,000
Debt financing agreement additional principal amount | $								20,000,000
Debt financing agreement additional principal amount upon approval of VLA 2001 | $								20,000,000
Loans received | $								80,000,000.0	$ 60,000,000.0
VLA15 [member]
IfrsStatementLineItems [Line Items]
Upfront Payment			€ 116,900,000
Negative revenue					36,100,000
VLA15 [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Upfront Payment | $				$ 130,000,000
Additional Milestones | $											$ 100,000,000
Development and early commercialization milestones | $											168,000,000
Phase 3 study milestone | $											$ 25,000,000
IXIARO [member]
IfrsStatementLineItems [Line Items]
Contract liabilities | $								$ 5,400,000	$ 5,400,000
IXIARO [member] | US Government Department of Defense [member] | Base Year [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods | $	$ 53,000,000
Number of doses | Number	370,000
IXIARO [member] | US Government Department of Defense [member] | First Option Year [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods | $	$ 28,800,000
Number of doses | Number	200,000
IXIARO [member] | US Government Department of Defense [member] | Second Option Year [member]
IfrsStatementLineItems [Line Items]
Revenue from sale of goods | $	$ 36,000,000
Number of doses | Number	250,000
European Commission [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Original Advance Purchase Agreement | Number		60,000,000
Contract liabilities					116,600,000		116,900,000
European Commission 2022 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Original Advance Purchase Agreement | Number		24,300,000
European Commission 2023 [member]
IfrsStatementLineItems [Line Items]
Number of VLA2001 Doses under Original Advance Purchase Agreement | Number		35,700,000
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Supply agreement revenue					89,400,000
Refund liabilities							166,900,000
Refund liabilities non current							77,300,000
CAPEX Obilgation [member]
IfrsStatementLineItems [Line Items]
Refund liabilities					81,900,000
Pfizer Inc. [member]
IfrsStatementLineItems [Line Items]
Refund liabilities					118,400,000		79,600,000
Other revenue							14,300,000
Non-current assets					€ 3,000,000.0		3,000,000.0
Percentage of shared development costs funding					40.00%			40.00%
Initial agreement percentage of shared development costs funding.					30.00%			30.00%
Refund liabilities non current					€ 59,800,000		€ 75,200,000
Investment in share capital					€ 90,500,000
Percentage of share capital investment					8.10%			8.10%
Investment price per share | € / shares					€ 9.49
Pfizer Inc. [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of tiered royalties					14.00%			14.00%
Percentage of royalties initial agreement					19.00%			19.00%
Pfizer Inc. [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of tiered royalties					22.00%			22.00%
Pfizer Inc. [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Investment in share capital | $								$ 95,000,000